SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Net Sales
The Company's net revenues are comprised of the following:

	Years Ended December 31,
Total revenues	2015	2014	2013
LCD - net revenue	$6,199.3	$5,838.0	$5,669.4
CDD - net revenue	2,306.4	173.6	138.9
CDD - reimbursable out-of-pocket expenses	174.4	—	—
Total revenues	$8,680.1	$6,011.6	$5,808.3

Reconciliation of Basic earnings per Share to Diluted Earnings per Share
The following represents a reconciliation of basic earnings per share to diluted earnings per share:

	2015			2014			2013
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
Basic earnings per share	$436.9	98.8	$4.42	$511.2	84.8	$6.03	$573.8	90.2	$6.36
Stock options	—	1.2		—	1.1		—	1.1
Restricted stock awards and other	—	—		—	—		—	—
Effect of convertible debt, net of tax	—	0.6		—	0.5		—	0.5
Diluted earnings per share	$436.9	100.6	$4.34	$511.2	86.4	$5.91	$573.8	91.8	$6.25

Potential common shares not included in computation of diluted earnings per share

	Years Ended December 31,
	2015	2014	2013
Stock options	—	—	0.1

Property, Plant and Equipment

	Years
Buildings and building improvements	10	-	40
Machinery and equipment	3	-	10
Furniture and fixtures	5	-	10
Software	3	-	10

Finite-Lived Intangible Assets
Intangible assets are amortized on a straight-line basis over the expected periods to be benefited, as set forth in the table below, such as legal life for patents and technology and contractual lives for non-compete agreements.

	Years
Customer relationships	10	-	36
Patents, licenses and technology	3	-	15
Non-compete agreements	5	-	10
Trade names	5	-	15